Shareholder Report, Average Annual Return (Details) 194901_Aristotle Ultra Short Income Fund_Class A_TSR Annual {Class A}	12 Months Ended	35 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	4.52%	5.31%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	3.85%
Bloomberg Short Treasury Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury Total Return Index
Average Annual Return, Percent	4.08%	4.79%